Warrants (Details) - Schedule of black–scholes option price model - $ / shares		12 Months Ended
	Feb. 04, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	55.82%
Risk-free interest rate (%)	1.69%
Expected Life (years)	4 years 2 months 8 days
Value per share	$ 3.12
Exercise price (U.S. dollars per share)	$ 6.1248
Merger and Acquisition (“M&A”) Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)		54.96%
Risk-free interest rate (%)		0.66%
Expected Life (years)		1 year 9 months 14 days
Value per share		$ 0.17
Exercise price (U.S. dollars per share)		$ 7.9888
IPO Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)		56.21%
Risk-free interest rate (%)		1.26%
Expected Life (years)		4 years 3 months 14 days
Value per share		$ 0.85
Exercise price (U.S. dollars per share)		$ 6.1248